Notes Payable- Related Party (Details)					1 Months Ended			6 Months Ended	12 Months Ended
	Jul. 02, 2015 USD ($)	Jun. 02, 2015 USD ($)	Jul. 21, 2014 USD ($)	Jun. 13, 2014 USD ($)	Jul. 30, 2016 USD ($)	Aug. 25, 2015 USD ($)	Apr. 21, 2014 USD ($)	Jun. 30, 2016 USD ($) Note	Dec. 31, 2015 USD ($) Note	Jul. 27, 2016	Dec. 31, 2014 USD ($)
Notes Payable Related Party (Textual)
Brewery equipment								$ 464,566	$ 469,039		$ 177,591
Notes payable								$ 75,199	75,199		7,941
Michael J. Rapport [Member]
Notes Payable Related Party (Textual)
Interest rate								8.00%
Accrued interest									5,584
Original principle amount								$ 225,496
Debt instrument term								1 year
Brewery equipment								$ 17,496
Interest bearing								58
Subsequent Event [Member] | Michael J. Rapport [Member]
Notes Payable Related Party (Textual)
Interest rate					8.00%					4.00%
Debt instrument conversion term description					The 5 notes total $108,000 and are replaced by a single note for $118,603, which includes the original principal of $108,000 plus $10,603 of accrued interest. The new note has a term of one year and will bear interest at per annum rate of 6% instead of the 8% per annum rate on the old notes.
Notes payable - related parties					$ 118,603
Accrued interest					$ 10,603
Convertible note [Member]
Notes Payable Related Party (Textual)
Accrued interest									2,170
Convertible note [Member] | Michael J. Rapport [Member]
Notes Payable Related Party (Textual)
Long term unsecured loan			$ 100,000
Interest rate			1.50%
Maturity date of debt			Jul. 21, 2017
Debt instrument conversion term description			The loan is convertible into common shares of the Company at any time after the second year's anniversary at a price based upon either: a) The price of its most recent private placement offering, closest to the time of conversion; or b) if the Company's common stock is then publicly-traded, the bid price of its common stock on the closing day of the conversion.
Accrued interest									1,500		670
Convertible note 2 [Member]
Notes Payable Related Party (Textual)
Accrued interest								4,308	5,584
Convertible note 2 [Member] | Michael J. Rapport [Member]
Notes Payable Related Party (Textual)
Interest rate	8.00%	8.00%		8.00%		8.00%	8.00%
Maturity date of debt	Jul. 02, 2016	Jun. 02, 2016		Jun. 13, 2015		Aug. 25, 2016	Apr. 21, 2015
Accrued interest									4,675		909
Notes payable - related parties								108,000
Total interest accrued								9,892
Notes payable	$ 30,000	$ 20,000		$ 8,000		$ 40,000	$ 10,000		20,000
Convertible note 3 [Member]
Notes Payable Related Party (Textual)
Accrued interest									7,754
Accrued interest								$ 5,114
Convertible note 3 [Member] | Michael J. Rapport [Member]
Notes Payable Related Party (Textual)
Accrued interest									$ 6,175		$ 1,579
Number of notes due | Note								7	6
Accrued interest								$ 12,868	$ 7,754
Convertible note 4 [Member]
Notes Payable Related Party (Textual)
Notes payable - related parties								108,000
Convertible Note 5 [Member]
Notes Payable Related Party (Textual)
Notes payable - related parties								$ 108,000
Convertible Note 5 [Member] | Michael J. Rapport [Member]
Notes Payable Related Party (Textual)
Interest rate								6.00%
Original principle amount								$ 108,000